Intangible assets and goodwill - Summary of Intangible Assets, Goodwill And Trademarks (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
Intangible assets	$ 994,881	$ 1,368,259
Goodwill and trademarks	45,968	50,448	$ 48,767
Total intangible assets, goodwill and trademarks	$ 1,040,849	$ 1,418,707